Income Tax - Summary of Income Tax Benefit (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Federal
Current					$ 309,000
Deferred	$ 1,400,000		$ 2,600,000
State
Current						$ 800
Deferred	500,000		800,000
Change in valuation allowance					0	0
Income tax provision expense	$ (1,900,000)	$ 0	$ (3,400,000)	$ 0	$ 309,000	$ 800